Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Income Tax Recovery

Income tax recovery differs from the amount that would result from applying the Canadian federal and provincial income tax rates to loss before income taxes. These differences result from the following items:

For the year ended December 31,	2025	2024
Loss before income taxes	$(41,721)	$(77,081)
Combined federal and provincial income tax rates	27%	27%
Expected income tax recovery	$(11,265)	$(20,812)
Non-deductible expenses	664	1,730
Share issuance costs	(118)	(157)
Expiry of losses	1,159	308
Difference in tax rates in foreign jurisdictions	(17)	1,140
Tax effect of temporary differences for which no tax benefit has been recognized	10,959	17,034
Foreign exchange and other	(814)	757
Income tax payable	$568	$-

Schedule of Unused Tax Losses and Other Deductible Temporary Differences

Unused tax losses and other deductible temporary differences for which deferred tax assets have not been recognized are as follows:

As at December 31,	2025	2024
Non-capital losses (see below for expiry)	$52,553	$45,978
Restricted interest and financing expenses (expires 2044-2045)	6,199	-
Deferred revenue	3,674	-
Exploration and evaluation expenditures	231,835	205,854
Other	2,560	2,768
	$296,821	$254,600

Schedule of Non-Capital Losses May be Applied to Reduce Future Taxable Income

The non-capital losses may be applied to reduce future taxable income. The loss carry-forwards are in respect of Canadian, Peruvian, Chilean, Mexican, Ecuadorian and United States of America operations and expire as follows:

As at December 31,	2025	Expiry	2024	Expiry
Canada	$26,426	2033-2045	$26,818	2033-2044
Peru	7,198	2026-2029	4,990	2025-2028
Chile	5,108	No expiry	2,284	No expiry
Mexico	5,292	2026-2035	3,621	2025-2034
Ecuador	8,506	2026-2030	8,249	2025-2029
USA	23	No expiry	16	No expiry
	$52,553		$45,978